Consolidated statement of comprehensive income - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net result (before non-controlling interests)		€ 4,374	€ 12,228	€ 6,079
Items that will not be reclassified to the statement of profit or loss:
Realised and unrealised revaluations property in own use		10	15	(2)
Remeasurement of the net defined benefit asset/liability		(85)	(19)	95
Net change in fair value of equity instruments at fair value through other comprehensive income		(30)	(126)	96
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss		(39)	165	37
Items that may subsequently be reclassified to the statement of profit or loss:
Net change in fair value of debt instruments at fair value through other comprehensive income		67	(435)	(186)
Realised gains/losses on debt instruments at fair value through other comprehensive income reclassified to the statement of profit or loss		9	(26)	(42)
Changes in cash flow hedge reserve		1,138	(3,158)	(1,955)
Exchange rate differences	[1]	(85)	436	143
Share of other comprehensive income of associates and joint ventures and other income		0	0	(3)
Total comprehensive income		5,360	9,081	4,262
Comprehensive income attributable to:
Non-controlling interests		444	(190)	(247)
Shareholders of the parent		4,916	9,271	4,509
Total comprehensive income		€ 5,360	€ 9,081	€ 4,262

[1]	1 Includes impact of application of hyperinflation accounting under IAS 29.